Financial Instruments - Aging and Impairment Losses of Trade Accounts and Notes Receivable and Other Receivables (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2023
Trade accounts and notes receivable [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	₩ 11,215,376		₩ 11,176,403
Impairment	366,109	₩ 330,898
Trade accounts and notes receivable [member] | Current (not past due) [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	9,438,161		9,674,258
Impairment	8,774	13,155
Trade accounts and notes receivable [member] | Over due less than 1 month [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	496,419		681,782
Impairment	4,555	5,448
Trade accounts and notes receivable [member] | 1 month - 3 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	272,977		131,267
Impairment	3,087	3,521
Trade accounts and notes receivable [member] | 3 months - 12 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	187,461		291,774
Impairment	22,340	27,248
Trade accounts and notes receivable [member] | Over 12 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	820,358		397,322
Impairment	327,353	281,526
Other receivables [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,487,784		3,371,857
Impairment	748,261	621,821
Other receivables [member] | Current (not past due) [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,870,906		2,948,837
Impairment	442,293	347,108
Other receivables [member] | Over due less than 1 month [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	68,592		29,653
Impairment	216	40
Other receivables [member] | 1 month - 3 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	146,091		56,574
Impairment	19,349	1,812
Other receivables [member] | 3 months - 12 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	60,825		133,081
Impairment	6,702	91,621
Other receivables [member] | Over 12 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	341,370		₩ 203,712
Impairment	₩ 279,701	₩ 181,240